Significant Accounting Policies - Additional Information (Details)			3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 18, 2021	May 07, 2019	Dec. 31, 2020 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) Customer shares	Dec. 31, 2018 USD ($)
Accounting Policies [Line Items]
Antidilutive securities excluded from the computation of earnings per share | shares				272,534,107	180,003,194	175,571,472	180,622,854
Unrecognzed tax benefits			$ 5,256,000			$ 5,256,000	$ 2,360,000	$ 982,000
forward stock split		10-for-1
Impairment of Long-Lived Assets						0	0
Advertising Expense						$ 0	0
Percentage of tax benefit to be realized upon ultimate settlement with the related tax authority						50.00%
Revenue from contract with customer excluding assessed tax						$ 0	19,601,000
Automotive Original Equipment Manufacturers [Member]
Accounting Policies [Line Items]
Revenue from contract with customer excluding assessed tax							$ 19,601,000
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Accounting Policies [Line Items]
Number of major customers | Customer							3
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer A [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage							67.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer B [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage							18.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer C [Member]
Accounting Policies [Line Items]
Concentration Risk, Percentage							15.00%
Reinvent Technology Partners Y [Member]
Accounting Policies [Line Items]
Term of restricted investments	185 days		185 days	185 days
Accrued interest and penalties on unrecognized tax benefits			$ 0	$ 0		0
Provision for working capital needs			701,250	701,250		701,250
Loan amount				295,000
Working capital loan outstanding amount				0
Cash equivalents			$ 0	0		$ 0
Shares subject to forfeiture | shares			3,187,500			3,187,500
Unrecognzed tax benefits			$ 0			$ 0
Liquidity [Member]
Accounting Policies [Line Items]
Working capital amount				977,000
Liquidity [Member] | Reinvent Technology Partners Y [Member]
Accounting Policies [Line Items]
Amount held at bank				501,500
Proceeds from capital contribution				$ 25,000
Warrant [Member] | Reinvent Technology Partners Y [Member]
Accounting Policies [Line Items]
Antidilutive securities excluded from the computation of earnings per share | shares				21,118,750
Class A Ordinary Shares | Reinvent Technology Partners Y [Member]
Accounting Policies [Line Items]
Temporary equity, shares outstanding | shares			0	90,037,563		0
Provision for working capital needs				$ 701,250
Class B Ordinary Shares
Accounting Policies [Line Items]
Temporary equity, shares outstanding | shares			2,875,000			2,875,000
Class B Ordinary Shares | Reinvent Technology Partners Y [Member]
Accounting Policies [Line Items]
Shares subject to forfeiture | shares			3,187,500			3,187,500
IPO [Member] | Reinvent Technology Partners Y [Member]
Accounting Policies [Line Items]
Offering costs expensed				1,100,000
Minimum [Member] | Reinvent Technology Partners Y [Member]
Accounting Policies [Line Items]
Cash insured with federal deposit insurance corporation			$ 250,000	$ 250,000		$ 250,000